Annual Total Returns - Prospectus #1	Jan. 31, 2022
Parametric TABS Short-Term Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Parametric TABS Short-Term Municipal Bond Fund | Class A
Bar Chart Table:
2012	1.79%
2013	(0.70%)
2014	2.52%
2015	1.46%
2016	(0.73%)
2017	2.06%
2018	0.43%
2019	3.99%
2020	5.68%
2021	(0.34%)
Parametric TABS Intermediate-Term Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Bar Chart Table:
2012	4.97%
2013	(2.10%)
2014	7.97%
2015	3.08%
2016	(0.16%)
2017	4.45%
2018	0.06%
2019	6.11%
2020	6.03%
2021	(0.13%)